MANAGED HIGH YIELD PLUS FUND INC.                            SEMIANNUAL REPORT

                                           January 15, 2001

Dear Shareholder,

We are pleased to present you with the semiannual report for Managed High Yield Plus Fund Inc. (the "Fund") for the six-month period ended November 30, 2000.

(sidebar)
MANAGED HIGH YIELD PLUS FUND INC.

INVESTMENT GOALS:
Primarily, high income; secondarily, capital appreciation

PORTFOLIO MANAGER/SUBADVISOR:
Marianne Rossi
UBS Asset Management (New York), Inc.

COMMENCEMENT:
June 26, 1998

NYSE SYMBOL:
HYF

DIVIDEND PAYMENTS:
Monthly
(end sidebar)



MARKET REVIEW
--------------------------------------------------------------------------------
[GRAPHIC OMITTED]

     High-yield corporate bonds endured a particularly difficult time during the six-month period ended November 30, 2000, accelerating a trend toward quality debt that began more than 18 months ago. Bonds rated B or lower by Moody's fared the worst, losing more than three percent of their value in the third quarter as signs pointed definitively toward an economic slowdown. Overall, the sector fared poorly, with the CS First Boston High Yield Bond Index falling 4.20% during the six-month period ended November 30, 2000. In contrast, the broad market, as measured by the Lehman Brothers Aggregate Bond Index, rose 7.58% during the period.

     Although the Federal Reserve (the "Fed") last raised interest rates in May, high-yield spreads continued to widen as investors took in a variety of other factors that depressed this sector. The Fed, in response to continued negative economic news, unexpectedly cut the Fed Funds rate by 0.50% on January 3, 2001, dropping the rate to 6.0%. During the period, defaults continued to increase, new issues were scarcer than last year and bank lending officers continued to tighten credit. The default rate of speculative-grade issues- typically high-yield bonds- reached 5.4% in November, and credit downgrades outnumbered credit upgrades, three to one.

     Finally, the equities markets' woes-led by the Nasdaq 100 Index's worst annual performance in its history (-36.84% for the 2000 calendar year)-did nothing to bolster investor confidence in the high-yield bond sector during this period. Taken together, the high-yield bond market has had one of its most discouraging performances ever.

SEMIANNUAL REPORT
                                               MANAGED HIGH YIELD PLUS FUND INC.

PORTFOLIO REVIEW
--------------------------------------------------------------------------------
AVERAGE ANNUAL RETURNS, PERIODS ENDED 11/30/00


NET ASSET VALUE RETURNS+        FUND      LIPPER MEDIAN*
--------------------------------------------------------
6 Months                       -19.42%      -10.92%
1 Year                         -28.12       -14.88
Inception (o)                  -15.86        -7.93
--------------------------------------------------------

MARKET PRICE RETURNS+           FUND      LIPPER MEDIAN*
--------------------------------------------------------
6 Months                       -28.60%      -11.22%
1 Year                         -32.17        -8.60
Inception (o)                  -20.67       -10.72
--------------------------------------------------------

+ Past performance is no guarantee of future results. The Fund's share price and investment return will vary so that an investor's shares may be worth more or less than their original cost. NAV and market price returns for periods of one year or less are cumulative. NAV return assumes, for illustration only, that dividends were reinvested at the net asset value on the payable dates. Market price return assumes dividends were reinvested under the Dividend Reinvestment Plan. Returns do not reflect any commissions and are not representative of the performance of an individual investment.


* Lipper High Current Yield Funds (Leveraged) Median. Lipper Peer Group data calculated by Lipper Inc.; used with permission. Lipper total return methodology compares a fund's NAV (or market price in the case of market price returns) at the beginning and end of a period, with the result being expressed as a percent change of the beginning net asset value (or market price). The net asset value (or market price) is adjusted to reflect the compounding effect of reinvesting income dividends as well as capital gains distributions, if any. Distributions are reinvested on the ex-dividend date at the ex-dividend NAV (or market price on the pay date). Lipper total returns do not reflect any commissions. The Lipper Median is the return of the fund that places in the middle of the peer group.

(o) The Fund's inception is June 26, 1998. Inception returns for the Lipper Median are shown as of next month-end: June 30, 1998.


SHARE PRICE, DIVIDEND AND YIELD       11/30/00
------------------------------------------------
Market Price                           $6.25
Net Asset Value                        $7.28
12-Month Dividend                      $1.41
Current Month Dividend                 $0.0950
Market Yield                           18.24%
NAV Yield                              15.66%
IPO Yield                               7.60%
------------------------------------------------

Market yield is calculated by multiplying the current month's distribution by 12 and dividing by the month-end market price. NAV yield is calculated by multiplying the current month's distribution by 12 and dividing by the month-end net asset value. IPO yield is calculated by multiplying the current month's distribution by 12 and dividing by the initial public offering price. Prices and yields will vary.

MANAGED HIGH YIELD PLUS FUND INC.                            SEMIANNUAL REPORT

PORTFOLIO HIGHLIGHTS

[GRAPHIC OMITTED]

     Two factors that affected equities during the period, poor earnings and the Fed's desire to slow the economy through interest rate hikes, also affected the high-yield market in general and the Fund's performance in particular. During the six-month period, the Fund lost 19.42% (net asset value return), underperforming the Lipper peer group median. The Fund's holdings in the telecommunications sector early in the period hampered performance, while exposure to small-cap holdings also affected performance negatively.

     We reduced the Fund's leverage from 26.0% at the beginning of the period to 22.5% at period-end. In an effort to reduce volatility, we further diversified the Fund's sector allocation- six months ago, our top five sectors totaled 79.6% of total net assets, as of period-end, the total shrunk to 51.0%.

     As of October 10, 2000, UBS Asset Management (New York) Inc. took over day-to-day responsibilities for the Fund as Subadvisor.

UBS ASSET MANAGEMENT'S HIGH-YIELD CREDIT RESEARCH PROCESS

     UBS Asset Management's high-yield credit research process combines an intensive fundamental company analysis within a top-down industry framework.

     The first step in the team's process is to determine which sectors are stable, which are improving and which are deteriorating. Once they have analyzed each industry, and formed a 12- to 18-month outlook, they seek to overweight, underweight or neutral weight the sectors they have identified versus a benchmark. The analysis is based on where a sector is trading at a specific time. When the UBS Asset Management's high-yield team has a positive view on a sector, they begin a fundamental analysis of the companies within that sector. They review various qualitative and quantitative factors in the analysis. The process is therefore a fundamental analysis of a sector combined with a relative value analysis of where the sector is trading.

SEMIANNUAL REPORT
                                               MANAGED HIGH YIELD PLUS FUND INC.

PORTFOLIO CHARACTERISTICS


CREDIT QUALITY*                    11/30/00       5/31/00
----------------------------------------------------------------------
Cash                                  1.2%          1.0%
BB & Higher                          25.5          25.9
B                                    55.3          54.8
CCC & Lower                           8.5           6.6
Non-Rated                             7.7           6.7
Equity/Preferred                      1.8           5.0
                                   -----------------------------------
Total                               100.0         100.0


CHARACTERISTICS*                   11/30/00       5/31/00
----------------------------------------------------------------------
Weighted Avg Maturity              8.14 yrs.     7.88 yrs.
Weighted Avg Price                 $76.33        $82.89
Leverage                           22.5%         26.0%
Net Assets ($mm)                   $278.4        $310.0
----------------------------------------------------------------------


TOP TEN HOLDINGS*         11/30/00                                     5/31/00
--------------------------------------------------------------------------------
Tesoro Petroleum             2.8%    Lyondell Chemicals                  2.8%
R&B Falcon                   2.8     Williams Communications             2.7
PTC International Finance    2.6     United Pan-Europe Communications    2.6
Blount                       2.5     NorthEast Optic Network             2.6
HSBC Capital                 2.4     PTC International Finance           2.4
MGM Grand                    2.3     Blount                              2.4
AES                          2.3     Hyperion Telecommunications         2.4
Allied Waste                 2.3     Knology Holdings                    2.3
TFM S.A. De C.V.             2.3     Tesoro Petroleum                    2.3
Williams Communications      2.3     Charter Communications              2.1
                                    --------------------------------------------
Total                       24.6     Total                              24.6



TOP FIVE SECTORS*                          11/30/00                             5/31/00
------------------------------------------------------------------------------------------
Broadband                                   13.9%      Communications (fixed)    36.7%
Cable                                        9.6       Cable                     16.5
Wireless Telecommunications                  9.6       Energy                    10.2
CLEC (competitive local exchange carrier)    9.5       Communications (mobile)    8.8
Services                                     8.4       Services                   7.4
                                                     -------------------------------------
Total                                       51.0       Total                     79.6


* Weightings represent percentages of net assets as of the dates indicated. The Fund's portfolio is actively managed and its composition will vary over time.

MANAGED HIGH YIELD PLUS FUND INC.                            SEMIANNUAL REPORT

NEW FUND MANAGEMENT
--------------------------------------------------------------------------------

     The board of directors for the Managed High Yield Plus Fund approved the appointment of UBS Asset Management (New York), Inc. to serve as day-to-day portfolio manager of the Fund effective October 10, 2000. Additional information was provided to shareholders in proxy solicitation materials that were mailed in December 2000.

OUTLOOK
--------------------------------------------------------------------------------
[GRAPHIC OMITTED]

     While further volatility and losses can not be ruled out, under the scenario of a soft-landing or a not-too-hard landing, we believe that the high-yield market could be poised for double-digit returns over the next 12 to 24 months. With the overall high-yield market trading at what is considered distressed levels, we believe that opportunities exist to construct a diversified portfolio of companies with potential for strong future earnings.

     The Fund is currently overweight in wireless and tower companies within the telecommunications sector. The Fund is also overweight in cable, and energy sectors which we believe will show positive earnings momentum, strong asset coverage, and the potential for M&A activity, which we look for in high-yield companies.

     Our ultimate objective in managing your investments is to help you successfully meet your financial goals. We thank you for your continued support and welcome any comments or questions you may have. For a Quarterly Review on Managed High Yield Plus Fund Inc. or a fund in the PaineWebber Family of Funds,(1) please contact your Financial Advisor. For additional information, visit us at www.painewebber.com.

Sincerely,

/s/ BRIAN M. STORMS                        /s/ MARIANNE ROSSI
-------------------                        ------------------
BRIAN M. STORMS                            MARIANNE ROSSI
President and Chief Executive Officer      Portfolio Manager, Managed High
Mitchell Hutchins Asset Management Inc.    Yield Plus Fund, Inc.
                                           UBS Asset Management (New York), Inc.

     This letter is intended to assist shareholders in understanding how the Fund performed during the six-month period ended November 30, 2000, and reflects our views at the time of its writing. Of course, these views may change in response to changing circumstances. We encourage you to consult your Financial Advisor regarding your personal investment program.

* Weightings represent percentages of net assets as of the dates indicated. The Fund's portfolio is actively managed and its composition will vary over time.

(1) Mutual funds are sold by prospectus only. The prospectuses for the funds contain more complete information regarding risks, charges and expenses, and should be read carefully before investing.

MANAGED HIGH YIELD PLUS FUND INC.

PORTFOLIO OF INVESTMENTS    NOVEMBER 30, 2000 (unaudited)

   PRINCIPAL
     AMOUNT                                                        MATURITY      INTEREST
     (000)                                                           DATES         RATES           VALUE
---------------                                                   ----------   ------------   ---------------
CORPORATE BONDS - 120.27%
AEROSPACE - 1.45%
 $      5,000     Sabreliner Corp.** ..........................   06/15/08      11.000%        $  4,025,000
                                                                                               ------------
AIRLINE - 1.77%
        6,420     Airplanes Pass-Through Trust ................   03/15/19      10.875            4,921,033
                                                                                               ------------
AUTO MANUFACTURING/SUPPLIERS - 3.34%
        1,500     Collins & Aikman Products Co. ...............   04/15/06      11.500            1,230,000
        1,225     Hayes Lemmerz International Inc. ............   07/15/06      11.000              796,250
        2,550     J.L. French Automotive Castings .............   06/01/09      11.500            1,147,500
        6,500     Lear Corp. ..................................   05/15/05       7.960            6,129,747
                                                                                               ------------
                                                                                                  9,303,497
                                                                                               ------------
BANKING - 2.40%
        6,000     HSBC Capital Funding LP** ...................   06/30/30      10.176            6,687,186
                                                                                               ------------
BROADBAND - 13.52%
        7,250     Alestra S.A. ................................   05/15/06      12.125            5,655,000
        1,750     Energis PLC .................................   06/15/09       9.750            1,627,500
        5,500     Flag Telecom Holdings Ltd.** ................   03/30/10      11.625            3,795,000
        5,000     Global Crossing Holdings Ltd.** .............   11/15/09       9.500            4,287,500
        5,750     GT Group Telecom Inc.**# ....................   02/01/10      13.250+           1,840,000
        4,000     Level 3 Communications Inc.** ...............   03/15/08      11.000            2,940,000
        5,750     Metromedia Fiber Network Inc. ...............   11/15/08      10.000            4,370,000
        5,075     Pathnet Inc. ................................   04/15/08      12.250              723,188
        3,000     Tele1 Europe BV** ...........................   05/15/09      13.000            2,520,000
        1,000     Versatel Telecom International ..............   05/15/08      13.250              630,000
        8,000     Viatel Inc. .................................   04/15/08      12.500+           1,600,000
        8,750     Williams Communications Group Inc. ..........   10/01/09      10.875            6,300,000
        2,000     World Access Inc. ...........................   01/15/08      13.250            1,340,000
                                                                                               ------------
                                                                                                 37,628,188
                                                                                               ------------
BROADCAST - 1.35%
        4,000     Sinclair Broadcast Group Inc. ...............   09/30/05      10.000            3,760,000
                                                                                               ------------
BUILDING PRODUCTS - 1.47%
        2,000     Atrium Companies Inc. .......................   05/01/09      10.500            1,660,000
        2,500     Dayton Superior Corp. .......................   06/15/09      13.000            2,437,500
                                                                                               ------------
                                                                                                  4,097,500
                                                                                               ------------
CABLE - 9.58%
        3,000     Adelphia Communications Corp. ...............   10/01/10      10.875            2,400,000
        3,500     Callahan Nordrhein-Westf ....................   07/15/10      14.000            2,835,000
        2,700     Classic Cable Inc. ..........................   03/01/10      10.500            1,080,000
        4,663     CSC Holdings Inc. ...........................   11/01/05       9.250            4,663,000
        6,000     NTL Inc. ....................................   10/01/08      11.500            5,160,000

MANAGED HIGH YIELD PLUS FUND INC.


 PRINCIPAL
  AMOUNT                                                               MATURITY                  INTEREST
   (000)                                                                 DATES                    RATES                 VALUE
----------                                                      ----------------------   -----------------------   ---------------
CORPORATE BONDS - (CONTINUED)
CABLE - (CONCLUDED)
$  5,000     UIH Australia Pacific Inc. .....................         05/15/06               14.000%+               $  4,525,000
  22,000     United Pan Europe Communications ...............   08/01/09 to 11/01/09     12.500 to 13.375+             6,011,250
                                                                                                                    ------------
                                                                                                                      26,674,250
                                                                                                                    ------------
CHEMICAL - 6.14%
   4,500     Avecia Group PLC ...............................         07/01/09                11.000                   4,230,000
   2,000     Geo Specialty Chemicals Inc. ...................         08/01/08                10.125                   1,620,000
   1,500     Huntsman Corp. .................................         07/01/07                 9.500                     825,000
   2,875     Huntsman ICI Chemicals LLC .....................         07/01/09                10.125                   2,688,125
   8,100     Lyondell Chemical Co. ..........................   05/01/07 to 05/01/09     9.875 to 10.875               7,720,000
                                                                                                                    ------------
                                                                                                                      17,083,125
                                                                                                                    ------------
CLEC (COMPETITIVE LOCAL EXCHANGE CARRIER) - 8.75%
   5,000     Allegiance Telecom Inc. ........................         05/15/08                12.875                   4,350,000
   2,300     Colt Telecom Group PLC .........................         12/15/06                12.000+                  2,047,000
   5,640     KMC Telecom Holdings Inc. ......................         05/15/09                13.500                   1,635,600
  11,750     Knology Holdings Inc. ..........................         10/15/07                11.875+                  3,290,000
   8,500     Neon Communications Inc. .......................         08/15/08                12.750                   4,505,000
   8,500     RCN Corp. ......................................         01/15/10                10.125                   4,930,000
   5,550     XO Communications Inc. .........................         06/01/09                10.750                   3,607,500
                                                                                                                    ------------
                                                                                                                      24,365,100
                                                                                                                    ------------
COMMUNICATIONS - FIXED - 1.07%
   8,250     Hyperion Telecommunications Inc. ...............         11/01/07                12.000                   2,970,000
                                                                                                                    ------------
CONSUMER PRODUCT - 1.72%
   5,000     Desa International Inc. ........................         12/15/07                 9.875                   3,000,000
   2,000     Winsloew Furniture Inc. ........................         08/15/07                12.750                   1,800,000
                                                                                                                    ------------
                                                                                                                       4,800,000
                                                                                                                    ------------
CONTAINER/PACKAGING - 1.80%
   1,500     Four M Corp. ...................................         06/01/06                12.000                   1,417,500
   3,500     Packaging Corp. America ........................         04/01/09                 9.625                   3,605,000
                                                                                                                    ------------
                                                                                                                       5,022,500
                                                                                                                    ------------
ENERGY - 4.54%
   9,451     Orion Refining Corp.**@ ........................         11/15/04                10.000+                  4,725,413
   8,250     Tesoro Petroleum Corp. .........................         07/01/08                 9.000                   7,920,000
                                                                                                                    ------------
                                                                                                                      12,645,413
                                                                                                                    ------------
ENVIRONMENTAL SERVICES - 2.29%
   7,500     Allied Waste North America Inc. ................         08/01/09                10.000                   6,375,000
                                                                                                                    ------------
FINANCE - OTHER - 0.25%
   2,500     Nationwide Credit Inc. .........................         01/15/08                10.250                     700,000
   5,550     Superior National Insurance Group@(b) ..........         12/01/17                10.750+                          0
                                                                                                                    ------------
                                                                                                                         700,000
                                                                                                                    ------------

                                       7

MANAGED HIGH YIELD PLUS FUND INC.


 PRINCIPAL
  AMOUNT                                                  MATURITY      INTEREST
   (000)                                                    DATES        RATES           VALUE
----------                                               ----------   -----------   ---------------
CORPORATE BONDS - (CONTINUED)
FOOD PROCESSORS/BEVERAGE/BOTTLING - 0.77%
$  3,250     B & G Foods Inc. ........................   08/01/07       9.625%       $  2,153,125
                                                                                     ------------
GAMING - 4.71%
   2,000     Majestic Star Casino LLC ................   07/01/06      10.875           1,760,000
   6,250     MGM Grand Inc. ..........................   06/01/07       9.750           6,421,875
   5,125     Park Place Entertainment Corp. ..........   12/15/05       7.875           4,920,000
                                                                                     ------------
                                                                                       13,101,875
                                                                                     ------------
HEALTHCARE FACILITIES/SUPPLIES - 3.25%
   4,000     Tenet Healthcare Corp. ..................   12/01/08       8.125           3,870,000
   5,000     Triad Hospitals Holdings Inc. ...........   05/15/09      11.000           5,187,500
                                                                                     ------------
                                                                                        9,057,500
                                                                                     ------------
HOME BUILDERS - 1.29%
   4,075     D.R. Horton Inc. ........................   02/01/09       8.000           3,596,188
                                                                                     ------------
INDUSTRIAL - OTHER - 3.01%
   2,000     Aqua Chemical Inc. ......................   07/01/08      11.250           1,360,000
   8,250     Blount Inc. .............................   08/01/09      13.000           7,012,500
                                                                                     ------------
                                                                                        8,372,500
                                                                                     ------------
ISP/DATA - 4.21%
   5,000     Exodus Communications Inc. ..............   07/15/10      11.625           4,000,000
   5,625     Globix Corp.** ..........................   02/01/10      12.500           2,475,000
  11,750     Wam! Net Inc. ...........................   03/01/05      13.250+          5,258,125
                                                                                     ------------
                                                                                       11,733,125
                                                                                     ------------
LODGING - 1.61%
   4,650     Host Marriott L.P. ......................   02/15/06       8.375           4,487,250
                                                                                     ------------
METALS/MINING - 0.03%
   7,250     Metal Management Inc.(b) ................   05/15/08      10.000              72,500
                                                                                     ------------
OIL EQUIPMENT - 5.70%
   4,500     Key Energy Services Inc. ................   01/15/09      14.000           5,062,500
   3,000     Pride International Inc. ................   06/01/09      10.000           3,123,750
   7,250     R & B Falcon Corp. ......................   12/15/08       9.500           7,685,000
                                                                                     ------------
                                                                                       15,871,250
                                                                                     ------------
OIL & GAS - 1.35%
   3,750     Cheasapeake Energy ......................   05/01/05       9.625           3,750,000
                                                                                     ------------
PAPER & FOREST PRODUCTS - 1.37%
     500     Ainsworth Lumber Ltd. ...................   07/15/07      12.500             395,000
   3,500     Tembec Industry Inc. ....................   06/30/09       8.625           3,430,000
                                                                                     ------------
                                                                                        3,825,000
                                                                                     ------------

MANAGED HIGH YIELD PLUS FUND INC.


 PRINCIPAL
  AMOUNT                                                               MATURITY            INTEREST
   (000)                                                                 DATES               RATES           VALUE
----------                                                      ----------------------   ------------   ---------------
CORPORATE BONDS - (CONTINUED)
PUBLISHING - 0.07%
$  6,000     Premier Graphics Inc.(b) .......................         12/01/05            11.500%        $    180,000
                                                                                                         ------------
RESTAURANTS - 0.65%
   2,000     American Restaurant Group Inc. .................         02/15/03            11.500            1,820,000
                                                                                                         ------------
RETAIL - 2.07%
   2,800     Advance Stores Company Inc. ....................         04/15/08            10.250            2,044,000
   1,800     Ames Department Stores Inc. ....................         04/15/06            10.000              364,500
   5,000     Saks Inc. ......................................         07/15/04             7.000            3,350,000
                                                                                                         ------------
                                                                                                            5,758,500
                                                                                                         ------------
RETAIL (FOOD) - 1.83%
   5,500     The Pantry Inc. ................................         10/15/07            10.250            5,087,500
                                                                                                         ------------
SATELLITE - 0.32%
   5,025     ICG Holdings Inc. ..............................         05/01/06            12.500+             628,125
   3,000     ICG Services Inc. ..............................         02/15/08            10.000+             270,000
                                                                                                         ------------
                                                                                                              898,125
                                                                                                         ------------
SERVICES - 6.52%
   6,995     American Eco Corp.@(b) .........................         05/15/08             9.625+             139,900
   3,000     Avis Rent A Car Inc. ...........................         05/01/09            11.000            3,225,000
   2,000     Budget Group Inc. ..............................         04/01/06             9.125              560,000
   1,750     Crown Castle International Corp. ...............         08/01/11            10.750            1,785,000
   8,000     Earthwatch Inc.**#@ ............................         07/15/07            13.000+           5,600,000
  13,575     Park 'N View Inc.@ .............................         05/15/08            13.000+             543,000
  10,375     Spectrasite Holdings Inc. ......................   04/15/09 to 03/15/10      10.750+           6,308,750
                                                                                                         ------------
                                                                                                           18,161,650
                                                                                                         ------------
TECHNOLOGY - 1.89%
   4,000     Chippac International Ltd.** ...................         08/01/09            12.750            3,440,000
   1,690     Fairchild Semiconductor Corp. ..................         03/15/07            10.125            1,554,800
   3,721     Inter Act Systems Inc.**@ ......................         08/01/03            14.000+             260,465
                                                                                                         ------------
                                                                                                            5,255,265
                                                                                                         ------------
TRANSPORTATION - 5.71%
   7,135     Atlantic Express Transportation Corp. ..........         02/01/04            10.750            5,351,250
   2,000     Laidlaw Inc ....................................         04/15/25             8.750              600,000
   4,675     Stena AB .......................................         06/15/07             8.750            3,599,750
   8,700     TFM S.A. de C.V. ...............................         06/15/09            11.750+           6,351,000
                                                                                                         ------------
                                                                                                           15,902,000
                                                                                                         ------------
UTILITY - ELECTRICITY, GAS & OTHER - 2.91%
   6,250     AES Corp. ......................................         06/01/09             9.500            6,409,688
   1,740     Panda Funding Corp. ............................         08/20/12            11.625            1,687,892
                                                                                                         ------------
                                                                                                            8,097,580
                                                                                                         ------------

                                       9

MANAGED HIGH YIELD PLUS FUND INC.


 PRINCIPAL
   AMOUNT                                                      MATURITY            INTEREST
   (000)                                                         DATES               RATES           VALUE
-----------                                             ----------------------   ------------   --------------
CORPORATE BONDS - (CONCLUDED)
WIRELESS TELECOMMUNICATIONS - 9.56%
$  1,000      Dobson Communications Corp. ...........         07/01/10            10.875%        $    950,000
   2,000      Dobson Sygnet Communications ..........         12/15/08            12.250            1,940,000
   6,500      Nextel Communications Inc. ............         02/15/08             9.950+           4,322,500
  13,600      Nextel International Inc. .............   04/15/08 to 08/01/10      12.750+           9,242,000
   8,500      PTC International Finance** ...........         12/01/09            11.250            7,225,000
   2,000      Telecorp PCS Inc. .....................         07/15/10            10.625            1,890,000
   1,000      Voicestream Wireless Corp. ............         11/15/09            10.375            1,060,000
                                                                                                 ------------
                                                                                                   26,629,500
                                                                                                 ------------
Total Corporate Bonds (cost - $464,012,082) .......                                               334,868,223
                                                                                                 ------------


NUMBER OF
 SHARES
----------
COMMON STOCKS (a) - 1.21%
BROADBAND - 0.36%
  5,750      GT Group Telecom Inc. ...............................................................    255,875
 88,063      Tele1 Europe BV .....................................................................    495,354
 48,600      Viatel Inc. .........................................................................    270,338
                                                                                                    ---------
                                                                                                    1,021,567
                                                                                                    ---------
BUILDING PRODUCTS - 0.02%
  2,500      Dayton Superior Corp. ...............................................................     50,000
                                                                                                    ---------
CLEC (COMPETITIVE LOCAL EXCHANGE CARRIER) - 0.72%
  3,000      Knology Holdings Inc. ...............................................................      6,000
170,418      RCN Corp. ...........................................................................  1,991,760
                                                                                                    ---------
                                                                                                    1,997,760
                                                                                                    ---------
CONSUMER PRODUCT - 0.01%
  2,000      Winsloew Furniture Inc. .............................................................     20,000
                                                                                                    ---------
ENVIRONMENTAL SERVICES - 0.04%
219,599      Waste Systems International Inc. ....................................................    109,800
                                                                                                    ---------
FOOD PROCESSORS/BEVERAGE/BOTTLING - 0.03%
 40,949      Packaged Ice Inc. ...................................................................     81,898
                                                                                                    ---------
RETAIL - 0.03%
 47,500      Samuels Jewelers Inc.@ ..............................................................     90,844
                                                                                                    ---------
SERVICES - 0.00%
 98,094      Park 'N View Inc. ...................................................................     12,262
                                                                                                    ---------
Total Common Stocks (cost - $8,201,895) ..........................................................  3,384,130
                                                                                                    ---------

MANAGED HIGH YIELD PLUS FUND INC.


  NUMBER OF
SHARES/WARRANTS                                                         VALUE
---------------                                                       ---------

PREFERRED STOCKS (a) - 2.10%
ENERGY - 0.08%
      4,843    Orion Refining Corp.@ ...............................  $ 207,494
                                                                      ---------
ENVIRONMENTAL SERVICES - 0.08%
  2,518        Waste Systems International Inc.@ ...................    231,656
                                                                      ---------
SATELLITE - 0.04%
  3,049        ICG Holdings Inc. ...................................    121,960
                                                                      ---------
SERVICES - 1.90%
  4,752        Crown Castle International Corp. ....................  4,490,436
392,760        Earthwatch Inc. .....................................    785,520
                                                                      ---------
                                                                      5,275,956
                                                                      ---------
TECHNOLOGY - 0.00%
  6,500        Inter Act Systems Inc.**@ ...........................      6,500
                                                                      ---------
Total Preferred Stocks (cost - $11,654,847) ........................  5,843,566
                                                                      ---------
WARRANTS (a) - 0.22%
BROADBAND - 0.02%
  4,950        Pathnet Inc. ........................................     49,500
                                                                      ---------
CABLE - 0.01%
  3,000        UIH Australia Pacific Inc. ..........................     15,000
                                                                      ---------
COMMUNICATIONS - MOBILE - 0.00%
  1,750        McCaw International Ltd. ............................      4,375
                                                                      ---------
FINANCIAL SERVICES - 0.00%
    750        Olympic Financial Ltd. ..............................          0
                                                                      ---------
ISP/DATA - 0.11%
 26,250        Wam! Net Inc. .......................................    305,156
                                                                      ---------
OIL EQUIPMENT - 0.08%
  4,500        Key Energy Services Inc. ............................    225,000
                                                                      ---------
TECHNOLOGY - 0.00%
  6,500        Inter Act Electronic Marketing Inc.@ ................         65
  6,500        Inter Act Systems Inc.@ .............................      6,500
                                                                      ---------
                                                                          6,565
                                                                      ---------
UTILITY - ELECTRICITY, GAS & OTHER - 0.00%
    800        Electronic Retailing Systems International ..........          8
                                                                      ---------
Total Warrants (cost - $114,414)....................................    605,604
                                                                      ---------

MANAGED HIGH YIELD PLUS FUND INC.


PRINCIPAL
 AMOUNT                                                                                 MATURITY    INTEREST
  (000)                                                                                   DATE        RATE         VALUE
--------                                                                               ---------- ----------- ---------------
REPURCHASE AGREEMENT - 1.49%
$  4,145   Repurchase Agreement dated 11/30/00 with State Street Bank & Trust
             Company, collateralized by various U.S.Treasury Bonds and U.S.
             Treasury Notes, 5.250 to 12.750% due 01/31/01 to 11/15/10 (value -
             $4,227,900); Proceeds: $4,145,744 (cost - $4,145,000) ................... 12/01/00   6.460%       $   4,145,000
                                                                                                               -------------
Total Investments (cost - $488,128,238) - 125.29% ....................................                           348,846,523

Liabilities in excess of other assets - (25.29)% .....................................                           (70,421,405)
                                                                                                               -------------
Net Assets - 100.00%..................................................................                         $ 278,425,118
                                                                                                               =============


------------
# Security represents a unit which is comprised of the stated bond with attached warrants or common stock.
@    Illiquid securities representing 4.24% of net assets.
+ Denotes a step up bond or zero coupon bond that converts to the noted fixed rate at a designated future date.
** Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(a)  Non-income producing securities.
(b)  Bond interest in default.

















                 See accompanying notes to financial statements

MANAGED HIGH YIELD PLUS FUND INC.

STATEMENT OF ASSETS AND LIABILITIES                NOVEMBER 30, 2000 (unaudited)



ASSETS
Investments in securities, at value (cost-$488,128,238) ..................................    $  348,846,523
Cash .....................................................................................               317
Interest receivable ......................................................................        11,313,441
Interest receivable on interest rate swap ................................................           273,800
Unrealized appreciation on interest rate swap ............................................           126,854
Other assets .............................................................................            57,304
                                                                                              --------------
Total assets .............................................................................       360,618,239
                                                                                              --------------

LIABILITIES
Bank loan payable ........................................................................        81,000,000
Payable for interest on bank loan ........................................................           483,932
Payable to investment adviser and administrator ..........................................           220,216
Accrued expenses and other liabilities ...................................................           488,973
                                                                                              --------------
Total liabilities ........................................................................        82,193,121
                                                                                              --------------

NET ASSETS
Capital stock-$0.001 par value; 200,000,000 shares authorized; 38,263,222 shares issued
  and outstanding .......................................................................        549,630,611
Undistributed net investment income ......................................................         1,001,943
Accumulated net realized loss from investment transactions ...............................      (133,052,575)
Net unrealized depreciation of investments and interest rate swap ........................      (139,154,861)
                                                                                              --------------
Net assets applicable to shares outstanding ..............................................    $  278,425,118
                                                                                              ==============
Net asset value per share ................................................................             $7.28
                                                                                                       =====



                 See accompanying notes to financial statements

MANAGED HIGH YIELD PLUS FUND INC.

STATEMENT OF OPERATIONS


                                                                              FOR THE
                                                                            SIX MONTHS
                                                                               ENDED
                                                                         NOVEMBER 30, 2000
                                                                            (UNAUDITED)
                                                                        ------------------
INVESTMENT INCOME:
Interest and dividends ..............................................     $  26,168,492
                                                                          -------------

EXPENSES:
Interest expense, loan commitment and other fees ....................         3,435,943
Investment advisory and administration ..............................         1,557,919
Custody and accounting ..............................................           133,347
Professional fees ...................................................            43,703
Reports and notices to shareholders .................................            37,611
Directors' fees .....................................................             5,250
Transfer agency and service fees ....................................             3,765
Other expenses ......................................................             2,132
                                                                          -------------
                                                                              5,219,670
                                                                          -------------
NET INVESTMENT INCOME ...............................................        20,948,822
                                                                          -------------
REALIZED AND UNREALIZED LOSSES FROM INVESTMENT ACTIVITIES:
Net realized loss from investment transactions ......................       (41,267,671)
Net unrealized appreciation/depreciation of:
 Investments ........................................................       (48,633,672)
 Interest rate swap .................................................          (185,118)
                                                                          -------------
NET REALIZED AND UNREALIZED LOSS FROM INVESTMENT ACTIVITIES .........       (90,086,461)
                                                                          -------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS ................     $ (69,137,639)
                                                                          =============



                 See accompanying notes to financial statements
14

MANAGED HIGH YIELD PLUS FUND INC.

STATEMENT OF CHANGES IN NET ASSETS


                                                                                                  FOR THE
                                                                                                 SIX MONTHS
                                                                                                   ENDED             FOR THE
                                                                                             NOVEMBER 30, 2000     YEAR ENDED
                                                                                                (UNAUDITED)       MAY 31, 2000
                                                                                            ------------------- ----------------
FROM OPERATIONS:
Net investment income ......................................................................   $  20,948,822     $  47,124,603
Net realized loss from investment transactions .............................................     (41,267,671)      (58,128,549)
Net unrealized appreciation/depreciation of investments and interest rate swap .............     (48,818,790)      (24,685,825)
                                                                                               -------------     -------------
Net decrease in net assets resulting from operations .......................................     (69,137,639)      (35,689,771)
                                                                                               -------------     -------------
DIVIDENDS TO SHAREHOLDERS FROM:
Net investment income ......................................................................     (25,122,562)      (47,743,692)
                                                                                               -------------     -------------

CAPITAL STOCK TRANSACTIONS:
Shares issued in connection with the reorganization involving Managed High Yield Fund Inc...      57,293,104            -

Proceeds from dividends reinvested .........................................................       5,377,137         4,519,779
                                                                                               -------------     -------------
Net increase in net assets resulting from capital stock transactions .......................      62,670,241         4,519,779
                                                                                               -------------     -------------
Net decrease in net assets .................................................................     (31,589,960)      (78,913,684)

NET ASSETS:
Beginning of period ........................................................................     310,015,078       388,928,762
End of period (including undistributed net investment income of $1,001,943 and
 $5,175,683, respectively) .................................................................   $ 278,425,118     $ 310,015,078
                                                                                               =============     =============



                 See accompanying notes to financial statements

MANAGED HIGH YIELD PLUS FUND INC.

STATEMENT OF CASH FLOWS

                                                                                                 FOR THE
                                                                                               SIX MONTHS
                                                                                                  ENDED
                                                                                            NOVEMBER 30, 2000
                                                                                               (UNAUDITED)
                                                                                           ------------------
CASH FLOWS PROVIDED FROM OPERATING ACTIVITIES:
Interest received ........................................................................   $   19,170,039
Operating expenses paid ..................................................................       (1,584,105)
Interest paid ............................................................................       (3,605,260)
Purchase of short-term portfolio investments, net ........................................       (3,805,000)
Purchase of long-term portfolio investments ..............................................     (167,680,266)
Sale of long-term portfolio investments ..................................................      135,820,351
                                                                                             --------------
Net cash provided from operating activities ..............................................      (21,684,241)
                                                                                             --------------

CASH FLOWS USED FOR FINANCING ACTIVITIES:
Dividends paid to shareholders ...........................................................      (25,122,562)
Decrease from bank loan ..................................................................      (28,000,000)
Proceeds from capital stock transactions .................................................       74,803,540
                                                                                             --------------
Net cash used for financing activities ...................................................       21,680,978
                                                                                             --------------
Net decrease in cash .....................................................................           (3,263)
Cash at beginning of period ..............................................................            3,580
                                                                                             --------------
Cash at end of period ....................................................................   $          317
                                                                                             ==============


RECONCILIATION OF NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS TO NET CASH
PROVIDED FROM OPERATING ACTIVITIES:
Net decrease in net assets resulting from operations .....................................   $  (69,137,639)
                                                                                             --------------
Decrease in investments, at value ........................................................       49,035,193
Increase in interest receivable ..........................................................       (1,554,346)
Increase in interest receivable on swap contract .........................................         (242,872)
Decrease in unrealized appreciation on interest rate swaps ...............................          185,118
Increase in other assets .................................................................           (4,391)
Decrease in payable for interest on bank loan ............................................         (169,317)
Decrease in payable to investment adviser and administrator ..............................          (36,965)
Increase in accrued expenses & other liabilities .........................................          240,978
                                                                                             --------------
                                                                                                 47,453,398
                                                                                             --------------
NET CASH PROVIDED FROM OPERATING ACTIVITIES ..............................................   $  (21,684,241)
                                                                                             ==============

                 See accompanying notes to financial statements
16

NOTES TO FINANCIAL STATEMENTS (unaudited)

ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

     Managed High Yield Plus Fund Inc. (the "Fund") was incorporated in Maryland on April 24, 1998 and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended, as a closed-end diversified management investment company. The Fund's primary investment objective is to seek high income. Its secondary objective is to seek capital appreciation. Direct expenses of $1,071,662 relating to the public offering of the Fund's shares were paid by PaineWebber Incorporated ("PaineWebber") at the time of issuance.

     The preparation of financial statements in accordance with generally accepted accounting principles requires Fund management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies:

     Valuation of Investments--The Fund calculates its net asset value based on the current market value, where available for its portfolio securities. The Fund normally obtains market values for its securities from independent pricing sources and broker-dealers. Independent pricing sources may use last reported last sale prices, current market quotations or valuations from computerized "matrix" systems that derive values based on comparable securities. Securities traded in the over-the-counter ("OTC") market and listed on The Nasdaq Stock Market, Inc. ("Nasdaq") normally are valued at the last sale price on Nasdaq prior to valuation. Other OTC securities are valued at the bid price available prior to valuation. Securities which are listed on U.S. and foreign stock exchanges normally are valued at the last sale price on the day the securities are valued or, lacking any sales on such day, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market by Mitchell Hutchins Asset Management Inc. ("Mitchell Hutchins") the investment adviser and administrator of the Fund. Mitchell Hutchins is a wholly owned asset management subsidiary of PaineWebber Incorporated ("PaineWebber"), a wholly owned indirect subsidiary of UBS AG. If a market value is not available from an independent pricing source for a particular security, that security is valued at fair value as determined in good faith by or under the direction of the Fund's board of directors (the "board"). The amortized cost method of valuation, which approximates market value, generally is used to value short-term debt instruments with sixty days or less remaining to maturity, unless the board determines that this does not represent fair value. All investments quoted in foreign currencies will be valued daily in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the time such valuation is determined by the Fund's custodian.

     Repurchase Agreements--The Fund's custodian takes possession of the collateral pledged for investments in repurchase agreements. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value, including accrued interest, is at least equal to the repurchase price. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. The Fund occasionally participates in joint repurchase agreement transactions with other funds managed by Mitchell Hutchins.

     Investment Transactions and Investment Income--Investment transactions are recorded on the trade date. Realized gains and losses from investment transactions are calculated on the identified cost method. Interest income is recorded on an accrual basis. Discounts are accreted and premiums are amortized as adjustments to interest income and the identified cost of investments.

     Dividends and Distributions--Dividends and distributions to stockholders are recorded on the ex-dividend date. Dividends from net investment income and distributions from net realized capital gains are determined in accordance with federal income

NOTES TO FINANCIAL STATEMENTS (unaudited)

tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent theses differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

BORROWINGS

     The Fund has a $200 million dollar committed credit facility ("facility"). Under the terms of the facility, the Fund borrows at the London Interbank Overnight Rate ("LIBOR") plus facility and administrative fees. In addition, the Fund pays a liquidity fee on the unused portion of the facility. The Fund may borrow up to 33 1/3% of its total assets up to the committed amount. In accordance with the terms of the debt agreement, the Fund has pledged assets in the amount of $223,463,000 on November 30, 2000 as collateral for the bank loan.

     For the six months ended November 30, 2000 the Fund borrowed a daily weighted average balance of $94,781,421 at an interest rate of 6.92%.

INTEREST RATE SWAP AGREEMENT

     The Fund entered into an interest rate swap to protect itself from interest rate fluctuations on a portion of its borrowings. A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to interest rated for a specified amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other.

     Risks may arise as a result of the failure of the counterparty to the swap contract to comply with the terms of the contract. The loss incurred by the failure of a counterparty is generally limited to the net interest payment to be received by the Fund. Therefore, the Fund considers the creditworthiness of the counterparty to a swap contract in evaluating potential credit risk.

     The Fund records a net receivable or payable on a daily basis for the net interest income or expense expected to be received or paid in the interest period. Net interest received or paid on these contracts is recorded as interest income (or as an offset to interest income). Fluctuations in the value of swap contracts are recorded for financial statement purposes as unrealized appreciation or depreciation of investments.

     At November 30, 2000, the Fund had an outstanding interest rate swap contract with the following terms:


                                               RATE TYPE
                                 -------------------------------------
   NOTIONAL       TERMINATION     PAYMENTS MADE     PAYMENTS RECEIVED      UNREALIZED
    AMOUNT            DATE         BY THE FUND         BY THE FUND        APPRECIATION
--------------   -------------   ---------------   -------------------   -------------
$20,000,000        3/16/01            5.5125%           6.9700%+            $126,854

------------
+    Rate based on LIBOR (London Interbank Offered Rate).


CONCENTRATION OF RISK

     The ability of the issuers of the debt securities held by the Fund to meet their obligations may be affected by economic developments, including those particular to a specific industry, country or region. In addition, the Fund's use of leverage creates greater volatility in the Fund's net asset value and market price of its shares.

NOTES TO FINANCIAL STATEMENTS (unaudited)

INVESTMENT ADVISER AND ADMINISTRATOR

     The Fund has entered into an Investment Advisory and Administration Contract ("Advisory Contract") with Mitchell Hutchins, under which Mitchell Hutchins serves as investment adviser and administrator of the Fund. The Advisory Contract provides Mitchell Hutchins with a fee, computed weekly and payable monthly, in an amount equal to the annual rate of 0.70% of the Fund's average weekly total assets minus liabilities other than the aggregate indebtedness constituting leverage.

     Mitchell Hutchins has entered into an interim sub-advisory contract ("Interim Sub-Advisory Contract") with UBS Asset Management (New York) Inc., dated October 10, 2000, pursuant to which UBS Asset Management serves as investment sub-adviser for the Fund. Under the Interim Sub-Advisory Contract, Mitchell Hutchins (not the Fund) is obligated to pay UBS Asset Management at the annual rate of 0.2375% of the Fund's average weekly net assets.

REORGANIZATION INVOLVING MANAGED HIGH YIELD FUND INC.

     Effective as of the close of business on June 2, 2000 (the "Reorganization Date"), the Managed High Yield Plus Fund Inc. acquired all of the assets and assumed all of the liabilities of Managed High Yield Fund Inc. ("Managed High Yield Fund"). The acquisition was accomplished by a tax-free exchange of 5,841,872 shares of the Fund for 6,031,667 shares of Managed High Yield Fund outstanding on the Reorganization Date. Managed High Yield Fund's net assets at that date, valued at $57,293,104 including net unrealized depreciation of investments of $12,133,299, were combined with those of the Fund. All shares were exchanged at net asset value. Accordingly, no shareholder had any gain or loss as a result of the exchange. The Fund's statement of operations and financial highlights do not include the operations of Managed High Yield Fund prior to the Reorganization Date.

INVESTMENTS IN SECURITIES

     For federal income tax purposes, the cost of securities owned at November 30, 2000, was substantially the same as the cost of securities for financial statement purposes.

     At November 30, 2000, the components of net unrealized depreciation of investments (excluding interest rate swap) were as follows:


    Gross depreciation (investments having an excess of cost over value)      $ (144,874,963)
    Gross appreciation (investments having an excess of value over cost)           5,593,248
                                                                              --------------
    Net unrealized depreciation of investments ..........................     $ (139,281,715)
                                                                              ==============

     For the six months ended November 30, 2000, aggregate purchases and sales of portfolio securities, excluding short-term securities, were $167,680,266 and $135,820,351, respectively.

FEDERAL TAX STATUS

     The Fund intends to distribute all of its taxable income and to comply with the other requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is required. In addition, by distributing during each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, the Fund intends not to be subject to a federal excise tax.

NOTES TO FINANCIAL STATEMENTS (unaudited)

     At May 31, 2000, the Fund had a net capital loss carryover of $47,701,546. This loss carryforward is available as a reduction, to the extent provided in the regulations, of future net realized capital gains, and will expire between May 31, 2007 and May 31, 2008. To the extent that such losses are used to offset future net realized capital gains, it is probable these gains will not be distributed. In accordance with U.S. Treasury regulations, the Fund has elected to defer $43,298,647 of net realized capital losses arising after October 31, 1999. Such losses are treated for tax purposes as arising on June 1, 2000.

CAPITAL STOCK

     There are 200,000,000 shares of $0.001 par value capital stock authorized. Of the 38,263,222 shares of common stock outstanding 20,248 shares are owned by Mitchell Hutchins.

     Transactions in shares of common stock were as follows:


                                                                                                   SHARES        AMOUNT
                                                                                                -----------  --------------
FOR THE SIX MONTHS ENDED NOVEMBER 30, 2000:
 Shares issued in connection with the reorganization involving Managed High Yield Fund Inc....   5,841,872    $57,293,104

 Dividend reinvested .........................................................................     562,722      5,377,137
                                                                                                 ---------    -----------
 Net increase ................................................................................   6,404,594    $62,670,241
                                                                                                 =========    ===========
FOR THE YEAR ENDED MAY 31, 2000:
 Dividends reinvested ........................................................................     369,345    $ 4,519,779
                                                                                                 =========    ===========

MANAGED HIGH YIELD PLUS FUND INC.

FINANCIAL HIGHLIGHTS

     Selected data for a share of common stock outstanding throughout each period is presented below:


                                                                             FOR THE
                                                                            SIX MONTHS           FOR THE       FOR THE PERIOD
                                                                              ENDED               YEAR         JUNE 26, 1998+
                                                                        NOVEMBER 30, 2000         ENDED            THROUGH
                                                                           (UNAUDITED)        MAY 31, 2000      MAY 31, 1999
                                                                       -------------------   --------------    ---------------
Net asset value, beginning of period ...............................        $  9.73             $  12.35          $ 15.00
                                                                            -------             --------          -------
Net investment income ..............................................           0.55                 1.48            1.42
Net realized and unrealized losses on investments ..................          (2.34)              (2.60)           (2.83)
                                                                            --------            --------          -------
Net decrease from investment operations ............................          (1.79)              (1.12)           (1.41)
                                                                            --------            --------          -------
Dividends from net investment income ...............................          (0.66)              (1.50)           (1.24)
                                                                            --------            --------          -------
Net asset value, end of period .....................................        $  7.28             $   9.73          $ 12.35
                                                                            =======             ========          =======
Market value, end of period ........................................        $  6.25             $   9.44          $ 12.31
                                                                            =======             ========          =======
Total investment return(1) .........................................         (28.60)%             (12.14)%          (9.37)%
                                                                            =======             ========          =======
Ratios/Supplemental Data:
Net assets, end of period (000's) ..................................        $278,425            $310,015         $388,929
Expenses to average net assets, including interest expense .........            2.99%*              3.59%            3.02%*
Expenses to average net assets, excluding interest expense .........            1.02%*              1.17%            1.15%*
Net investment income to average net assets ........................           12.02%*             12.74%           11.82%*
Portfolio turnover rate ............................................              33%                 66%              52%
Asset coverage++ ...................................................           4,437               3,844            3,682

------------
+    Commencement of operations

++   Per $1,000 of bank loans outstanding

*    Annualized

(1) Total investment return is calculated assuming a purchase of capital stock at market value on the first day of the period reported and a sale at market value on the last day of the period reported and assuming reinvestment of dividends at prices obtained under the Fund's Dividend Reinvestment Plan. Total investment return does not reflect brokerage commissions. Total investment return for periods less than one year has not been annualized.

MANAGED HIGH YIELD PLUS FUND INC.

GENERAL INFORMATION (unaudited)

THE FUND

     Managed High Yield Plus Fund Inc. (the "Fund") is a diversified, closed-end management investment company whose shares trade on the New York Stock Exchange, Inc. ("NYSE"). The Fund's primary investment objective is to seek high income. Its secondary objective is to seek capital appreciation. The Fund's investment adviser and administrator is Mitchell Hutchins Asset Management Inc. ("Mitchell Hutchins"), a wholly-owned asset management subsidiary of PaineWebber Incorporated ("PaineWebber"), a wholly owned indirect subsidiary of UBS AG, which has over $68 billion in assets under management as of December 31, 2000.

SHAREHOLDER INFORMATION

     The NYSE ticker symbol for the Managed High Yield Plus Fund Inc. is "HYF." Weekly comparative net asset value and market price information about the Fund is published each Monday in The Wall Street Journal, each Sunday in The New York Times and each week in Barron's as well as in numerous other newspapers.

     An annual meeting of shareholders of the Fund was held on September 21, 2000. At the meeting, Margo N. Alexander, Richard Q. Armstrong, E. Garrett Bewkes, Jr., Richard R. Burt, Meyer Feldberg, George W. Gowen, Frederic V. Malek, Carl W. Schafer and Brian M. Storms were elected to serve as directors until the next annual meeting of shareholders, or until their successors are elected and qualified; and Ernst & Young LLP was ratified as independent accountants for the Fund for the fiscal year ending May 31, 2001.

Proposal 1

                                                                        SHARES
                                                   SHARES              WITHHOLD
                                                 VOTED FOR             AUTHORITY
TO VOTE FOR OR AGAINST THE ELECTION OF:     -------------------   ------------------
Margo N. Alexander ......................       36,265,149.152      1,122,869.681
Richard Q. Armstrong ....................       36,269,098.152      1,118,920.681
E. Garrett Bewkes, Jr. ..................       36,178,093.152      1,209,925.681
Richard R. Burt .........................       36,282,897.152      1,105,121.681
Mary C. Farrell* ........................       36,247,170.770      1,140,848.063
Meyer Feldberg ..........................       36,273,029.152      1,114,989.681
George W. Gowen .........................       36,234,530.152      1,153,488.681
Frederick V. Malek ......................       36,269,744.152      1,118,274.681
Carl W. Schafer .........................       36,275,266.152      1,112,752.681
Brian M. Storms .........................       36,272,948.152      1,115,070.681

Proposal 2

                                                                                                                  SHARES
                                                                                    SHARES          SHARES       WITHHOLD
                                                                                  VOTED FOR        AGAINST       AUTHORITY
                                                                              ----------------  ------------  ---------------
RATIFICATION OF THE SELECTION OF ERNST & YOUNG LLP AS THE INDEPENDENT
 AUDITORS OF THE FUND FOR THE FISCAL YEAR ENDING MAY 31, 2001. ............... 36,498,484.088    286,581.067      602,953.678


(Broker non-votes and abstentions are included within the "Shares Withhold Authority" totals.)

MANAGED HIGH YIELD PLUS FUND INC.

DISTRIBUTION POLICY

     The Fund's board of directors has established a Dividend Reinvestment Plan (the "Plan") under which all stockholders whose shares are registered in their own names, or in the name of PaineWebber or its nominee, will have all dividends and other distributions on their shares of common stock automatically reinvested in additional shares of commons stock, unless such stockholders elect to receive cash. Stockholders who elect to hold their shares in the name of another broker or nominee should contact such broker or nominee to determine whether, or how, they may participate in the Plan. The ability of such stockholders to participate in the Plan may change if their shares are transferred into the name of another broker or nominee.

     A stockholder may elect not to participate in the Plan or may terminate participation in the Plan at any time without penalty, and stockholders who have previously terminated participation in the Plan may rejoin it at any time. Changes in elections must be made in writing to the Fund's transfer agent and should include the stockholder's name and address as they appear on that share certificate or in the transfer agent's records. An election to terminate participation in the Plan, until such election is changed, will be deemed an election by stockholder to take all subsequent distributions in cash. An election will be effective only for distributions declared and having a record date at least ten days after the date on which the election is received.

     The Transfer Agent will serve as agent for the stockholders in administering the Plan. After the Fund declares a dividend or determines to make any other distribution, the Transfer Agent, as agent for the participants, receives the cash payment. Whenever the Fund declares an income dividend or a capital gain distribution (collectively referred to in this section as "dividends") payable either in shares or in cash, non-participants in the Plan will receive cash and participants in the Plan will receive the equivalent in shares. The Transfer Agent will acquire shares for the participants' accounts, depending upon the circumstances described below, either (i) through receipt of unissued but authorized shares from the Fund ("newly issued shares") or (ii) by purchase of outstanding shares on the open market, on the NYSE or elsewhere ("open-market purchases"). If, on the dividend payment date, the net asset value per share is equal to or less than the market price per share plus estimated brokerage commissions (such condition being referred to herein as "market premium"), the Transfer Agent will invest the dividend amount in newly issued shares on behalf of the participants. The number of newly issued shares to be credited to each participant's account will be determined by dividing the dollar amount of the dividend by the net asset value per share (but in no event less than 95% of the then current market price per share) on the date the shares are issued. If, on the dividend payment date, the net asset value per share is greater than the market value per share, plus estimated brokerage commissions (such condition being referred to herein as "market discount"), the Transfer Agent will invest the dividend amount in shares acquired on behalf of the participants in open-market purchases. The number of outstanding shares purchased with each distribution for a particular shareholder equals the result obtained by dividing the amount of the distribution payable to that shareholder by the average price per share (including applicable brokerage commissions) that the Transfer Agent was able to obtain in the open market.

     In the event of a market discount on the dividend payment date, the Transfer Agent will have until the last business day before the next date on which the shares trade on an "ex-dividend" basis, but in no event more than 30 days after the dividend payment date (the "last purchase date"), to invest the dividend amount in shares acquired in open-market purchases. It is contemplated that the Fund will pay monthly income dividends. Therefore, the period during which open-market purchases can be made will exist only from the payment date of the dividend through the date before the next "ex-dividend" date, which typically will be approximately ten days. If, before the Transfer Agent has completed its open-market purchases, the market price of a share, plus estimated brokerage commissions, exceeds the net asset value per share, the average per share

MANAGED HIGH YIELD PLUS FUND INC.

GENERAL INFORMATION (unaudited) (concluded)


purchase price paid by the Transfer Agent may exceed the Fund's net asset value per share, resulting in the acquisition of fewer shares than if the dividend had been paid in newly issued shares on the dividend payment date. Because of the foregoing difficulty with respect to open-market purchases, the Plan provides that, if the Transfer Agent is unable to invest the full dividend amount in open-market purchases during the purchase period or if the market discount shifts to a market premium during the purchase period, the Transfer Agent will cease making open-market purchases and will invest the uninvested portion of the dividend amount in newly issued shares at the close of business on the earlier of the last purchase date or the first day during the purchase period on which the net asset value per share equals or is less than the market price per share, plus estimated brokerage commissions. The Transfer Agent will maintain all shareholder accounts in the Plan and will furnish written confirmations of all transactions in the accounts, including information needed by shareholders for personal and tax records. Shares in the account of each Plan participant will be held by the Transfer Agent in non-certificated form in the name of the participant, and each shareholder's proxy will include those shares purchased pursuant to the Plan. There will be no charge to participants for reinvesting dividends. However, each participant will pay a pro rata share of brokerage commissions incurred with respect to the Transfer Agent's open market purchases of shares in connection with the reinvestment of dividends.

     The automatic reinvestment of dividends in shares will not relieve participants of any income tax that may be payable on such dividends.

     Shareholders who participate in the Plan may receive benefits not available to shareholders who do not participate in the Plan. If the market price (plus commissions) of the shares is above their net asset value, participants in the Plan will receive shares at less than they could otherwise purchase them and will have shares with a cash value greater than the value of any cash dividends they would have received on their shares. If the market price plus commissions is below the net asset value, participants will receive dividends in shares with a net asset value greater than the value of any cash dividends they would have received on their shares. However, there may be insufficient shares available in the market to distribute dividends in shares at prices below the net asset value. Also, since the Fund does not redeem its shares, the price on resale may be more or less than the net asset value.

     Experience under the Plan may indicate that changes are desirable. Accordingly, the Fund reserves the right to amend or terminate the Plan with respect to any dividend or other distribution if notice of the change is sent to Plan participants at least 30 days before the record date for such distribution. The Plan also may be amended or terminated by the transfer agent by at least 30 days' written notice to all Plan participants. Additional information regarding the Plan may be obtained from, and all correspondence concerning the Plan should be directed to, the transfer agent at PFPC Inc., P.O. Box 8030, Boston, Massachusetts 02266-8030.

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                                                                              25

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26

--------------------------------------------------------------------------------

DIRECTORS

E. Garrett Bewkes, Jr.             Meyer Feldberg
Chairman
                                   George W. Gowen
Margo N. Alexander
                                   Frederic V. Malek
Richard Q. Armstrong
                                   Carl W. Schafer
Richard R. Burt
                                   Brian M. Storms

PRINCIPAL OFFICERS

Brian M. Storms                    Paul H. Schubert
President                          Vice President and Treasurer

Amy R. Doberman
Vice President

Dianne E. O'Donnell
Vice President and Secretary


INVESTMENT ADVISER AND
ADMINISTRATOR

Mitchell Hutchins Asset Management Inc.
51 West 52nd Street
New York, New York 10019-6114


SUBADVISOR

UBS Asset Management (New York) Inc.
10 East 50th Street
New York, New York 10022

This report is sent to the shareholders of the Fund for their information. It is not a prospectus, circular or representation intended for the use in the purchase or sale of shares of the Fund or of any securities mentioned in this report.

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940 that from time to time the Fund may purchase shares of its common stock in the open market at market prices.

The financial information included herein is taken from the records of the Fund without examinatioin by independent accountants who do not express an opinion thereon.

-------------------------------------------------------------------------
MANAGED HIGH YIELD PLUS FUND INC.
















NOVEMBER 30, 2000

SEMIANNUAL REPORT


                                   PAINEWEBBER
                    (Copyright)2001 PaineWebber Incorporated
                               All Rights Reserved